SHAREHOLDERS' EQUITY (Schedule of Option Activity by Price Range) (Details)	12 Months Ended
Dec. 31, 2019 $ / shares shares
Outstanding
Number of options | shares	4,157,793
Weighted average remaining contractual life (years)	4 years 8 months 12 days
Weighted average exercise price	$ 3.78
Exercisable
Number of options | shares	1,957,583
Weighted average remaining contractual life (years)	3 years 10 months 28 days
Weighted average exercise price	$ 3.75
$1.03-$2.94 [Member]
Outstanding
Range of exercise price, minimum	1.03
Range of exercise price, maximum	$ 2.94
Number of options | shares	426,268
Weighted average remaining contractual life (years)	4 years 11 months 23 days
Weighted average exercise price	$ 2.78
Exercisable
Number of options | shares	92,076
Weighted average remaining contractual life (years)	3 years 6 months 21 days
Weighted average exercise price	$ 2.61
$3.01-$3.38 [Member]
Outstanding
Range of exercise price, minimum	3.01
Range of exercise price, maximum	$ 3.38
Number of options | shares	2,322,439
Weighted average remaining contractual life (years)	4 years 8 months 26 days
Weighted average exercise price	$ 3.23
Exercisable
Number of options | shares	1,400,410
Weighted average remaining contractual life (years)	4 years 5 months 16 days
Weighted average exercise price	$ 3.21
$4.23-$6.90 [Member]
Outstanding
Range of exercise price, minimum	4.23
Range of exercise price, maximum	$ 6.90
Number of options | shares	1,342,700
Weighted average remaining contractual life (years)	4 years 9 months
Weighted average exercise price	$ 4.73
Exercisable
Number of options | shares	398,711
Weighted average remaining contractual life (years)	2 years 7 months 2 days
Weighted average exercise price	$ 4.75
$7.08-$9.81 [Member]
Outstanding
Range of exercise price, minimum	7.08
Range of exercise price, maximum	$ 9.81
Number of options | shares	6,666
Weighted average remaining contractual life (years)	7 months 24 days
Weighted average exercise price	$ 7.08
Exercisable
Number of options | shares	6,666
Weighted average remaining contractual life (years)	7 months 24 days
Weighted average exercise price	$ 7.08
$10.01-$12.75 [Member]
Outstanding
Range of exercise price, minimum	10.01
Range of exercise price, maximum	$ 12.75
Number of options | shares	59,720
Weighted average remaining contractual life (years)	9 months 18 days
Weighted average exercise price	$ 10.94
Exercisable
Number of options | shares	59,720
Weighted average remaining contractual life (years)	9 months 18 days
Weighted average exercise price	$ 10.94